Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Preferred stock, par value
Preferred stock, Authorized shares	500,000	500,000
Preferred stock, shares issued	0	11,000
Preferred stock, shares outstanding	0	11,000
Common stock, par value
Common stock and additional paid in capital, authorized shares	18,000,000	18,000,000
Common stock and additional paid in capital, shares issued	5,541,390	5,559,914
Common stock and additional paid in capital, shares outstanding	5,541,390	5,559,914